IFRS 7 - Disclosure - Liquidity Risk - Summary of Credit Related Commitments (Parenthetical) (Detail) - CAD ($) $ in Billions	Apr. 30, 2025	Oct. 31, 2024
Personal, home equity, and credit card lines [member]
Disclosure of commitments [line items]
Capital commitment	$ 195.7	$ 189.6